PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($)	Sep. 30, 2017	Jun. 30, 2017	Jun. 30, 2016
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Security deposit	$ 55,538	$ 54,830	$ 25,941
Prepaid expenses	102,866	32,471	37,305
Others	8,099	7,138	31,511
Total	$ 166,503	$ 94,439	$ 94,757